Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Commitments and contingencies
18. Commitments and contingencies
Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2020	2021	2022	2023	2024	Thereafter	Total
Long-term debt (1)	$—	$461	$—	$—	$—	$—	$461
Transportation	9	7	5	3	2	8	34
Power infrastructure	7	2	—	—	—	—	9
Interest obligations	26	24	—	—	—	—	50
Office lease (before recoveries) (2)	24	25	25	25	25	2	126
Lease liability	1	1	1	—	—	6	9
Decommissioning liability	13	6	1	1	1	85	107

Total	$80	$526	$32	$29	$28	$101	$796

(1)
Based on agreements signed subsequent to December 31, 2019, the 2021 figure includes $399
million
related to the syndicated credit facility that is due for renewal in 2021 and $62 million of senior notes set to ma
ture in 2021,
 refer to Note 7 for further details. Historically, the Company has successfully renewed its syndicated credit facility
.

(2)
Subsequent to December 31, 2019, the Company entered into an agreement with its building owner to reduce its annual net rent amount payable under our office lease to a maximum of $0.8 million per month ($10 million per
annum
)
for the
period from Februa
ry 1,
 2020 through January
31,
2025, when the lease expires. This led to a reduction in the commitment amount which is reflected in the table above.

Obsidian Energy has an aggregate of $62 million in senior notes maturing in 2021.

Refer to Note 7 for further details.
Obsidian Energy’s commitments relate to the following:

•	Transportation commitments relate to costs for future pipeline access.

•	Power infrastructure commitments pertain to electricity contracts.

•	Interest obligations are the estimated future interest payments related to Obsidian Energy’s debt instruments.

•
Office leases pertain to total leased office space. A portion of this office space has been sub-leased
to other parties to minimize Obsidian Energy’s net exposure under the leases. The future office lease commitments above will be reduced by sublease recoveries totaling $75 million.

•	The decommissioning liability represents the inflated, discounted future reclamation and abandonment costs that are expected to be incurred over the life of the properties.
The Company is involved in various litigation and claims in the normal course of business and records provisions for claims as required.
In 2018, the Company fully utilized available insurance coverage relating to ongoing claims against former Penn West employees arising from the Company’s 2014 restatement of certain financial results when we were known as Penn West. A claim brought by the United States Securities and Exchange Commission (SEC) against Penn West was previously settled. The Company has been indemnifying two former employees pursuant to indemnity agreements in connection with ongoing claims brought by the SEC arising out of the same restatement. On July 18, 2019, the Company notified the two former employees that the Company did not believe that the former employees met the criteria for indemnification, that the amounts invoiced on account of indemnification to date were in any event unreasonable, and that the Company would not be making any further advancements on account of indemnification. At the same time, the Company commenced a proceeding in the Court of Queen’s Bench of Alberta against the two former employees, seeking a declaration that they had no further entitlement to indemnification, an order compelling them to repay all amounts advanced to date on account of indemnification, an order assessing the reasonableness of the amounts paid to date in respect of the indemnification, and other relief. In response, the two former employees brought a preliminary application to limit the evidence admissible in the proceeding. The preliminary application Judge ruled that the former employees are entitled to continued advancements pending the conclusion of the ongoing claims brought against them by the SEC and any appeals therefrom. The Company has appealed the preliminary application Judges’ decision to the Court of Appeal of Alberta. This appeal will likely be heard in December 2020. Expenses related to this matter have been included in the other expense line in the Consolidated Statements of Income (Loss).